Shareholders' Equity (Details)									6 Months Ended
	May 05, 2026 USD ($) $ / shares shares	Jan. 13, 2026 USD ($) $ / shares shares	Nov. 11, 2025 USD ($) $ / shares shares	Jan. 13, 2025 USD ($) $ / shares shares	Nov. 21, 2024 USD ($)	Nov. 19, 2024 USD ($) shares	Oct. 23, 2024 USD ($) $ / shares shares	Jul. 15, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Oct. 23, 2025 shares	Sep. 19, 2025 shares	Jul. 17, 2025 shares	Jul. 15, 2025 shares	Nov. 28, 2024 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Shareholders’ Equity [Line Items]
Ordinary shares, authorized to issue											20,000,000,000	20,000,000,000	20,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.0000025	$ 0.0000025
Forward stock split ratio of ordinary shares								1-for-4
Ordinary shares, issued											26,785,848	26,785,848	24,103,749
Ordinary shares, outstanding											26,785,848	26,785,848	24,103,749
Registered capital											¥ 21,575,000	$ 3,270,000
Capital contributions																			¥ 3,000,000	$ 461,041	¥ 790,000	$ 113,636	¥ 8,000,000	$ 1,160,000
Remaining capital investment											¥ 9,785,000	1,540,000
Ordinary shares issuable under equity incentive plan														2,300,000				2,000,000
Fair value of shares (in Dollars) | $		$ 13,872,200	$ 9,555,000	$ 8,800,000
Number of shares issued under equity incentive plan		1,390,000
General reserve annual appropriate percentage of after tax profits									10.00%
General reserve annual appropriate percentage of registered capital									50.00%
General reserve (in Dollars) | $												343,077	$ 343,077
Paid in capital and statutory reserve (in Dollars) | $												$ 40,265,615	$ 23,393,422
Gross proceeds | $									$ 3,000,000
Underwriter’s Warrants [Member]
Shareholders’ Equity [Line Items]
Shares warrants							58,670
Exercise price percentage							125.00%
Cashless exercise of warrants															29,335	20,419	8,916
Issuance of warrants															5,938	5,938	2,646
Pre-funded Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise of warrants | $	$ 1,600,000
HUHUTECH International Group Inc. [Member]
Shareholders’ Equity [Line Items]
Shares issued, price per share (in Dollars per share) | $ / shares		$ 9.98		$ 4.4
IPO [Member]
Shareholders’ Equity [Line Items]
Number of ordinary shares				2,000,000			1,050,000
Shares issued, price per share (in Dollars per share) | $ / shares							$ 4
Shares issued in initial public offering (in Dollars) | $					$ 2,900,000		$ 2,400,000
Share purchase option, term							45 days
Share purchase option, number of ordinary shares							157,500
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Shares issued upon partial exercise of over-allotment option						123,413
Net proceeds from partial exercise of over-allotment option (in Dollars) | $						$ 432,000
Private Placement [Member]
Shareholders’ Equity [Line Items]
Number of ordinary shares	400,000
Shares issued, price per share (in Dollars per share) | $ / shares	$ 1.5
Exercisable of warrants price per share | $ / shares	$ 0.0000025
Gross proceeds | $	$ 3,000,000
Private Placement [Member] | Pre-funded Warrants [Member]
Shareholders’ Equity [Line Items]
Number of ordinary shares	1,600,000
Shares issued, price per share (in Dollars per share) | $ / shares	$ 1.4999975
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized to issue								20,000,000,000			5,000,000,000	5,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0000025				$ 0.00001
Authorized share capital, value (in Dollars) | $								$ 50,000
Number of ordinary shares	400,000
Ordinary Shares [Member] | HUHUTECH International Group Inc. [Member]
Shareholders’ Equity [Line Items]
Number of ordinary shares			910,000
Shares issued, price per share (in Dollars per share) | $ / shares			$ 10.5